INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities measured at fair value through profit and loss	$ 27	$ 0
Financial liabilities at amortised cost	5,118	4,694
Total debt and derivatives	5,145	4,694
Non-current	4,043	3,028
Current	1,102	1,666
Warrants
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities measured at fair value through profit and loss	27	0
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	3,143	3,348
Borrowing, of which principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	3,049	3,265
Borrowing, of which other borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	94	83
Borrowing, of which other borrowings | Long-term capex accounts payable
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	94	83
Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	63	57
Discounts, unamortized fees
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	(19)	(12)
Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	3,187	3,393
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	1,760	1,030
Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost	$ 171	$ 271